UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21655

                           A T FUNDS INVESTMENT TRUST
                      300 Pacific Coast Highway, Suite 305
                       Hungtington Beach, California 92648
                                 (714) 969-0521

                               Alexander L. Popof
                      300 Pacific Coast Highway, Suite 305
                       Hungtington Beach, California 92648
                                 (714) 969-0521

                        Date of fiscal year end: March 31

             Date of reporting period: April 1, 2005 - June 30, 2005

Item 1.  Schedule of Investments.

----------------------------------------------------------------------------------------------------------------------
A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
June 30, 2005
----------------------------------------------------------------------------------------------------------------------

      SHARES                           SECURITY DESCRIPTION                                              VALUE
      ------                           --------------------                                              -----
Portfolio Funds - 95.3%
           550,000 ASI Global Relative Value Fund, LP                                                       $ 556,251
           250,000 Bear Stearns High-Grade Structured Credit Strategies, LP                                   252,990
           300,000 Bear Stearns Mortgage Opportunities Fund, LP                                               305,093
           600,000 Blue Mountain Credit Alternatives Fund, LP                                                 546,774
           500,000 Braddock Mortgage Opportunity Fund VI, Series A, LP                                        507,114
               981 CRC Global Structured Credit Fund, Ltd.                                                  1,011,579
           200,000 Duration Municipal Fund, LP                                                                196,783
           500,000 Eidesis Structured Credit Fund, LP                                                         501,205
           850,000 Endeavour Fund I, LLC                                                                      839,341
               300 Global Securities Market Neutral Fund Segregated Portfolio A/26                            297,858
               100 Global Securities Market Neutral Fund Segregated Portfolio A/27                            100,313
           400,000 Marathon Structured Finance Fund, LP                                                       407,720
           600,000 Midway Market Neutral Fund, LLC                                                            600,198
         1,950,000 New Ellington Credit Partners, LP                                                        1,980,708
         1,550,000 New Ellington Partners, LP                                                               1,581,173
           650,000 Providence MBS Opportunities Fund, LP                                                      649,104
           500,000 Smith Breeden Mortgage Partners, LP                                                        502,804
         1,200,000 Sorin Fund, LP                                                                           1,209,121
                                                                                                  --------------------
 TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $12,000,000)                                                   12,046,129
                                                                                                  --------------------

TOTAL INVESTMENTS* - 95.3%
(Cost $12,000,000)                                                                                         12,046,129
Other Assets and Liabilities, Net - 4.7%                                                                      596,787
                                                                                                  --------------------
Total Net Assets - 100.0%                                                                                $ 12,642,916
                                                                                                  ====================

*Cost for Federal income tax purposes is substantially the same as for financial statements and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                                            $116,269
Gross Unrealized Depreciation                                                            ($70,140)
                                                                                ------------------
Net Unrealized Appreciation (Depreciation)                                                $46,129
                                                                                ==================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST

By:      /s/ Mark G. Torline
         __________________________
         Mark G. Torline, Chief Executive Officer

Date:    August 23, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Mark G. Torline
         __________________________
         Mark G. Torline, Chief Executive Officer

Date:    August 23, 2005
         __________________________


By:      /s/ Alexander L. Popof
         __________________________
         Alexander L. Popof, Chief Financial Officer

Date:    August 23, 2005
         __________________________